Significant Accounting Policies - Other Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Government Subsidy, COVID-19	¥ 10,735	¥ 32,342
Impact of additional Value-added Tax credit	¥ 12,488	¥ 11,072